Condensed Financial Statements of the Company (Details) - Schedule of condensed statements of operations and comprehensive income (loss) - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	¥ (1,610)	$ (240)	¥ (1,369)	¥ (1,286)
Other income, net	227	34	68	188
Equity in loss of subsidiaries	(59,220)	(8,841)	(45,067)	(31,805)
Loss before income taxes	(60,603)	(9,047)	(46,368)	(32,903)
Income tax expense	(64)	(10)	(2)
Net loss	(60,667)	(9,057)	(46,370)	(32,903)
Other comprehensive income (loss), net of tax: Foreign currency translation adjustments	417	62	(1,277)	456
Total Comprehensive loss	¥ (60,250)	$ (8,995)	¥ (47,647)	¥ (32,447)